Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	$ 21,805	¥ 151,803	¥ 145,144
Less: Accumulated depreciation and amortization	(13,218)	(92,020)	(56,413)
Property, equipment and software, net	8,587	59,783	88,731
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Total	8,197	57,061	55,523
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total	8,037	55,954	46,596
Vehicles
Property, Plant and Equipment [Line Items]
Total	1,541	10,731	20,615
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total	536	3,732	4,321
Software
Property, Plant and Equipment [Line Items]
Total	$ 3,494	¥ 24,325	¥ 18,089